STATEMENT OF CASH FLOWS - USD ($)			3 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (590)		$ (10,000)
Changes in operating assets and liabilities:
Accrued Expenses	590
Payment of expenses through related party			10,000
Net cash used in operating activities
Cash flows from investing activities:
Net cash (used in) provided by investing activities
Cash flows from financing activities:
Net cash provided by (used in) financing activities
Net change in cash and cash equivalents
Cash and cash equivalents at the beginning of the period
Cash and cash equivalents at the end of period
Supplemental schedule of non-cash financing activities:
Common stock issued to initial shareholder for subscription fee	100
D. Boral ARC Acquisition I Corp [Member]
Cash flows from operating activities:
Net loss		$ 5,420	2,011,318		4,455,970
Changes in operating assets and liabilities:
Accrued Expenses			308,102		37,611
Investment income in trust account			(2,543,059)		(4,776,628)
Payment of expenses through promissory note – related party		5,420			41,420
Prepaid expenses			46,875		(203,134)
Net cash used in operating activities			(176,764)		(444,761)
Cash flows from investing activities:
Investment of cash in Trust Account					(280,000,000)
Net cash (used in) provided by investing activities					(280,000,000)
Cash flows from financing activities:
Proceeds from issuance of Class B ordinary shares to Sponsor					25,000
Proceeds from sale of Units, net of underwriting discount paid					280,000,000
Proceeds from sale of private placement units					2,000,000
Repayment of promissory note					(225,461)
Payment of offering costs					(934,438)
Net cash provided by (used in) financing activities					280,865,101
Net change in cash and cash equivalents			(176,764)		420,340
Cash and cash equivalents at the beginning of the period			420,340
Cash and cash equivalents at the end of period	$ 420,340		243,576	243,576	420,340
Supplemental schedule of non-cash financing activities:
Forfeiture of founder shares					32
Re-measurement of ordinary shares subject to redemption					$ 4,776,628
Issuance of representative shares					2,419,400
Deferred offering costs included in promissory note		48,420
Accretion of carrying value of redeemable shares to redemption value			2,543,059
Exascale Labs Inc. [Member]
Cash flows from operating activities:
Net loss			(2,632,431)	(7,916,977)		(6,178,537)	$ (7,659,667)	$ (4,956,347)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of equipment			1,565	5,194		4,633	6,234	4,110
Share-based compensation						153,266	153,266	21,104
Change in fair value of simple agreements for future equity				5,098,320		3,716,052	4,614,821	3,110,518
Other operating activities settled in digital assets and U.S. Dollar Coin				(1,681,167)
Changes in operating assets and liabilities:
Accounts receivable				(1,677,569)		(10,483)	(29,204)	(123,332)
Advance to suppliers				923,960		(278,612)	(750,264)	(280,497)
Prepaid research and development expenses				(625,000)
Refundable deposits receivable				171,125		(150,000)	(571,125)	(100,000)
Other receivables				1,707,626		1,835,770	1,709,568	1,515,306
Accounts payable				653,727		(104,717)	(38,025)	128,040
Contract liabilities				(323,103)		144,082	337,434	95,326
Refundable deposits payable				(270,878)		224,279	1,222,375	223,205
Other current liabilities				176,131		(113,693)	(6,212)	(198,342)
Net cash used in operating activities				(3,758,611)		(757,960)	(1,010,799)	(560,909)
Cash flows from investing activities:
Disposal of digital assets and U.S. Dollar Coin				606,752
Purchase of equipment						(2,138)	(2,138)	(27,806)
Net cash (used in) provided by investing activities				606,752		(2,138)	(2,138)	(27,806)
Cash flows from financing activities:
Payment for deferred offering costs				(95,000)
Proceeds from Simple agreements for future equity						4,275,000	4,275,000	1,285,000
Net cash provided by (used in) financing activities				(95,000)		4,275,000	4,275,000	1,285,000
Net change in cash and cash equivalents				(3,246,859)		3,514,902	3,262,063	696,285
Cash and cash equivalents at the beginning of the period				4,231,689		969,626	969,626	273,341
Cash and cash equivalents at the end of period		$ 4,484,528	$ 984,830	984,830		4,484,528	4,231,689	969,626
Supplemental schedule of non-cash financing activities:
Investment proceeds received by an employee on behalf of the Company from SAFEs investors				500,000			32,500	4,400,000
Supplementary Information:
Income tax paid
Interest expense paid
Investment proceeds received through USDC from SAFEs investors				$ 3,000,000